PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2017
Property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT

NOTE 17 - PROPERTY, PLANT AND EQUIPMENT

The composition by category of Property, plant and equipment is as follows:

	Gross Book Value		Acumulated depreciation		Net Book Value
	As of	As of	As of	As of	As of	As of
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2017	2016	2017	2016	2017	2016
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Construction in progress (*)	556,822	470,065	-	-	556,822	470,065
Land	49,780	50,148	-	-	49,780	50,148
Buildings	190,552	190,771	(66,004)	(60,552)	124,548	130,219
Plant and equipment	9,222,540	10,099,587	(2,390,142)	(2,350,045)	6,832,398	7,749,542
Own aircraft	8,544,185	9,436,684	(2,138,612)	(2,123,025)	6,405,573	7,313,659
Other (**)	678,355	662,903	(251,530)	(227,020)	426,825	435,883
Machinery	39,084	39,246	(29,296)	(26,821)	9,788	12,425
Information technology equipment	166,713	163,695	(136,557)	(123,981)	30,156	39,714
Fixed installations and accessories	186,989	178,363	(106,212)	(94,451)	80,777	83,912
Motor vehicles	70,290	96,808	(58,812)	(67,855)	11,478	28,953
Leasehold improvements	186,679	192,100	(102,454)	(87,559)	84,225	104,541
Other property, plants and equipment	3,640,838	3,005,981	(1,355,475)	(1,177,351)	2,285,363	1,828,630
Financial leasing aircraft	3,551,041	2,905,556	(1,328,421)	(1,152,190)	2,222,620	1,753,366
Other	89,797	100,425	(27,054)	(25,161)	62,743	75,264
Total	14,310,287	14,486,764	(4,244,952)	(3,988,615)	10,065,335	10,498,149

(*) As of December 31, 2017, includes pre-delivery payments to aircraft manufacturers for ThUS$ 543,720 (ThUS$ 434,250 as of December 31, 2016)

(**) Mainly considers rotable and tools.

(a)        Movement in the different categories of Property, plant and equipment:

										Other
						Information	Fixed			property,	Property,
				Plant and		technology	installations	Motor	Leasehold	plant and	Plant and
	Construction		Buildings	equipment		equipment	& accessories	vehicles	improvements	equipment	equipment
	in progress	Land	net	net		net	net	net	net	net	net
	ThUS$	ThUS$	ThUS$	ThUS$		ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Opening balance as of January 1, 2015	937,279	57,988	167,006	6,954,089		51,009	43,783	1,965	56,523	2,503,434	10,773,076
Additions	39,711	-	439	1,304,199		15,322	1,692	280	13,188	64,226	1,439,057
Disposals	-	-	(500)	(76,675)	(1)	(27)	-	(8)	-	(11)	(77,221)
Retirements	(1,262)	-	(956)	(38,240)		(104)	(476)	(4)	-	(8,902)	(49,944)
Depreciation expenses	-	-	(7,161)	(521,688)		(16,196)	(11,649)	(378)	(13,973)	(174,474)	(745,519)
Foreing exchange	(932)	(11,786)	(18,248)	(129,933)		(6,126)	(13,269)	(638)	(1,659)	(252,709)	(435,300)
Other increases (decreases)	168,016	(889)	(49,089)	(150,677)		11	68,877	308	9	(2,058)	34,508
Changes, total	205,533	(12,675)	(75,515)	386,986		(7,120)	45,175	(440)	(2,435)	(373,928)	165,581
Closing balance as of December 31, 2015	1,142,812	45,313	91,491	7,341,075		43,889	88,958	1,525	54,088	2,129,506	10,938,657
Opening balance as of January 1, 2016	1,142,812	45,313	91,491	7,341,075		43,889	88,958	1,525	54,088	2,129,506	10,938,657
Additions	14,481	-	272	1,301,093		7,392	292	6	54,181	13,013	1,390,730
Disposals	-	-	-	(16,918)	(2)	(59)	-	(32)	-	(2,972)	(19,981)
Retirements	(284)	-	(68)	(39,816)		(55)	(1,258)	-	-	(2,604)	(44,085)
Depreciation expenses	-	-	(6,234)	(562,131)		(14,909)	(13,664)	(293)	(23,283)	(124,038)	(744,552)
Foreing exchange	5,081	4,835	2,538	51,770		2,924	9,384	223	2,849	93,383	172,987
Other increases (decreases)	(692,025)	-	42,220	(285,198)	(3)	532	200	(384)	16,706	(277,658)	(1,195,607)
Changes, total	(672,747)	4,835	38,728	448,800		(4,175)	(5,046)	(480)	50,453	(300,876)	(440,508)
Closing balance as of December 31, 2016	470,065	50,148	130,219	7,789,875		39,714	83,912	1,045	104,541	1,828,630	10,498,149
Opening balance as of January 1, 2017	470,065	50,148	130,219	7,789,875		39,714	83,912	1,045	104,541	1,828,630	10,498,149
Additions	11,145	-	-	258,615		5,708	329	77	8,156	41,483	325,513
Disposals	-	-	-	(16,004)		(6)	(10)	(43)	-	(27)	(16,090)
Retirements	(127)	-	(6)	(24,341)		(473)	(497)	-	-	(1,610)	(27,054)
Depreciation expenses	-	-	(7,946)	(496,857)		(14,587)	(14,124)	(187)	(27,266)	(204,237)	(765,204)
Foreing exchange	107	(368)	(275)	(4,603)		(183)	(820)	(8)	(243)	(5,113)	(11,506)
Other increases (decreases)	75,632	-	2,556	(653,457)		(17)	11,987	(448)	(963)	626,237	61,527
Changes, total	86,757	(368)	(5,671)	(936,647)		(9,558)	(3,135)	(609)	(20,316)	456,733	(432,814)
Closing balance as of December 31, 2017	556,822	49,780	124,548	6,853,228		30,156	80,777	436	84,225	2,285,363	10,065,335

(1)	During the first half of 2015 three Airbus A340 aircraft were sold.

During the second half of 2015 seven Dash-200 aircraft were sold.

During the second half of 2015 two Airbus A319 aircraft were sold.

(2)	During 2016 the sale of two Airbus A330 aircraft was materialized.
(3)	During 2016 the reclassification to non-current assets or groups of assets for disposal classified as held for sale (see Note 13) of two Airbus A319 aircraft, two Airbus A320 aircraft, six Airbus A330 aircraft and two Boeing 777 aircraft was materialized.

(b)       Composition of the fleet:

		Aircraft included
		in Property,				Operating			Total
		plant and equipment				leases			fleet
		As of		As of		As of		As of	As of		As of
		December 31,		December 31,		December 31,		December 31,	December 31,		December 31,
Aircraft	Model	2017		2016		2017		2016	2017		2016

Boeing 767	300ER	34		34		2		3	36		37
Boeing 767	300F	8	(1)	8	(1)	2		3	10	(1)	11	(1)
Boeing 777	300ER	4		4		6		6	10		10
Boeing 777	Freighter	-		-		-		2	-		2
Boeing 787	800	6		6		4		4	10		10
Boeing 787	900	4		4		10		8	14		12
Airbus A319	100	37		36		9		12	46		48
Airbus A320	200	93	(2)	93		38		53	131	(2)	146
Airbus A320	NEO	1		1		3		1	4		2
Airbus A321	200	30		30		17		17	47		47
Airbus A350	900	5	(3)	5		2	(3)	2	7	(3)	7
Total		222		221		93		111	315		332

(1) Two aircraft leased to FEDEX as of December 2017; three aircraft as of December 2016.

(2) Three aircraft leased to Salam Air and one to Sundair

(3) Four aircraft leased to Qatar Air. Two in operating leases and two in Properties, plant and equipment.

(c)       Method used for the depreciation of Property, plant and equipment:

		Useful life	(years)
	Method	minimum	maximum
Buildings	Straight line without residual value	20	50
Plant and equipment	Straight line with residual value of 20% in the short-haul fleet and 36% in the long-haul fleet. (*)	5	23
Information technology equipment	Straight line without residual value	5	10
Fixed installations and accessories	Straight line without residual value	10	10
Motor vehicle	Straight line without residual value	10	10
Leasehold improvements	Straight line without residual value	5	5
Other property, plant and equipment	Straight line with residual value of 20% in the short-haul fleet and 36% in the long-haul fleet. (*)	10	23

(*) Except for the Boeing 767 300ER and Boeing 767 300F fleets which consider a lower residual value due to the extension of their useful life to 22 and 23 years respectively. Additionally certain technical components, which are depreciated based on the basis of cycles and flight hours.

The aircraft with remarketing clause (**) under modality of financial leasing, which are depreciated according to the duration of their contracts, between 12 and 18 years. Its residual values are estimated according to market value at the end of such contracts.

(**) Aircraft with remarketing clause are those that are required to sell at the end of the contract.

As of December 31, 2017, the deferred charge for the period, which is included in the consolidated statement of income, amounts to ThUS $ 765,204 (ThUS $ 744,552 as of December 31, 2016). This charge is recognized in the items of cost of sales and administrative expenses of the consolidated statement of income.

(d)       Additional information regarding Property, plant and equipment:

(i)       Property, plant and equipment pledged as guarantee:

Description of Property, plant and equipment pledged as guarantee:

			As of		As of
			December 31,		December 31,
			2017		2016
Guarantee	Assets		Existing	Book	Existing	Book
agent (*)	committed	Fleet	Debt	Value	Debt	Value
			ThUS$	ThUS$	ThUS$	ThUS$

Wilmington	Aircraft and engines	Airbus A321 / A350	637,934	721,602	596,224	722,979
Trust Company		Boeing 767	593,655	888,948	811,723	1,164,364
		Boeing 787	720,267	842,127	739,031	899,445
			-	-
Banco Santander S.A.	Aircraft and engines	Airbus A319	-	-	50,671	91,889
		Airbus A320	199,165	291,649	462,950	709,788
		Airbus A321	29,296	40,584	32,853	44,227
			-	-
BNP Paribas	Aircraft and engines	Airbus A319	84,767	136,407	134,346	228,384
		Airbus A320	110,267	175,650	128,173	181,838
			-
Credit Agricole	Aircraft and engines	Airbus A319	20,874	38,826	26,014	37,389
		Airbus A320	46,895	98,098	71,794	144,157
		Airbus A321	30,322	85,463	40,609	93,110
			-	-	-
Wells Fargo	Aircraft and engines	Airbus A320	224,786	306,660	252,428	333,419
				-
Bank of Utah	Aircraft and engines	Airbus A320 / A350	614,632	666,665	670,826	709,280
			-	-
Natixis	Aircraft and engines	Airbus A320	34,592	72,388	45,748	66,738
		Airbus A321	378,418	481,397	377,104	514,625
			-	-
Citibank N. A.	Aircraft and engines	Airbus A320	94,882	141,817	111,243	166,370
		Airbus A321	36,026	72,741	42,867	70,166
			-	-
KfW IPEX-Bank	Aircraft and engines	Airbus A319	5,592	5,505	7,494	6,360
		Airbus A320	21,296	30,513	28,696	36,066
Airbus Financial Services	Aircraft and engines	Airbus A319	22,927	26,973	30,199	33,823
PK AirFinance US, Inc.	Aircraft and engines	Airbus A320	46,500	56,539	54,786	46,341
JP Morgan	Aircraft and engines	Boeing 777 (1)	169,674	216,000	192,671	236,400
Banco BBVA	Land and buildings (2)		55,801	66,876	50,381	69,498

Total direct guarantee			4,178,568	5,463,428	4,958,831	6,606,656

(*) Due to the characteristics of a syndicated loan, the guarantee agent is the representative of the creditors.

(1) These assets are classified under Non-current assets and disposal group classified as held for sale

(2) Corresponds to a debt classified in item loans to exporters (see Note 19).

The amounts of existing debt are presented at nominal value. Book value corresponds to the carrying value of the goods provided as guarantees.

Additionally, there are indirect guarantees related to assets recorded in Property, plant and equipment whose total debt at December 31, 2017 amounted to ThUS$ 1,087,052 (ThUS$ 913,494 at December 31, 2016). The book value of assets with indirect guarantees as of December 31, 2017 amounts to ThUS$ 2,222,620 (ThUS$ 1,740,815 as of December 31, 2016).

(ii)       Commitments and others

Fully depreciated assets and commitments for future purchases are as follows:

	As of	As of
	December 31,	December 31,
	2017	2016
	ThUS$	ThUS$

Gross book value of fully depreciated property, plant and equipment still in use	136,811	116,386

Commitments for the acquisition of aircraft (*)	15,400,000	15,100,000

(*) Acording to the manufacturer’s price list.

Purchase commitment of aircraft

	Year of delivery
Manufacturer	2018	2019	2020	2021	2022	Total

Airbus S.A.S.	13	11	16	21	11	72
A320-NEO	7	3	9	8	5	32
A321	-	1	-	-	-	1
A321-NEO	2	3	5	5	4	19
A350-1000	-	-	2	8	2	12
A350-900	4	4	-	-	-	8
The Boeing Company	-	6	2	2	-	10
Boeing 777	-	2	-	-	-	2
Boeing 787-9	-	4	2	2	-	8
Total	13	17	18	23	11	82

As of December 31, 2017, as a result of the different aircraft purchase agreements signed with Airbus SAS, there remain 52 Airbus aircraft of the A320 family, with deliveries between 2018 and 2022, and 20 Airbus aircraft of the A350 family with dates of delivery between 2018 and 2022.

The approximate amount is ThUS$ 12,600,000, according to the manufacturer’s price list.

As of December 31, 2017, as a result of the different aircraft purchase agreements signed with The Boeing Company, there are 8 Boeing 787 Dreamliner aircraft remaining, with delivery dates between 2019 and 2021, and 2 Boeing 777 aircraft, with delivery scheduled for the year 2019.

The approximate amount, according to the manufacturer's list prices, is ThUS $ 2,800,000.

(iii)	Capitalized interest costs with respect to Property, plant and equipment.

		For the periods ended
		December 31,
		2017	2016	2015
Average rate of capitalization of capitalized interest costs	%	4.21	3.54	2.79
Costs of capitalized interest	ThUS$	11,053	(696)	22,551

(iv)	Financial leases

The detail of the main financial leases is as follows:

			As of	As of
			December 31,	December 31,
Lessor	Aircraft	Model	2017	2016

Bandurria Leasing Limitd	Airbus A319	100	3	-
Bandurria Leasing Limitd	Airbus A320	200	4	-
Becacina Leasing LLC	Boeing 767	300ER	1	1
Caiquen Leasing LLC	Boeing 767	300F	1	1
Cernicalo Leasing LLC	Boeing 767	300F	-	2
Cisne Leasing LLC	Boeing 767	300ER	2	2
Codorniz Leasing Limited	Airbus A319	100	-	2
Conure Leasing Limited	Airbus A320	200	2	2
Flamenco Leasing LLC	Boeing 767	300ER	1	1
FLYAFI 1 S.R.L.	Boeing 777	300ER	1	1
FLYAFI 2 S.R.L.	Boeing 777	300ER	1	1
FLYAFI 3 S.R.L.	Boeing 777	300ER	1	1
Garza Leasing LLC	Boeing 767	300ER	1	1
General Electric Capital Corporation	Airbus A330	200	-	3
Intraelo BETA Corpotation (KFW)	Airbus A320	200	-	1
Jilguero Leasing LLC	Boing B767	300ER	3	-
Loica Leasing Limited	Airbus A319	100	2	2
Loica Leasing Limited	Airbus A320	200	2	2
Mirlo Leasing LLC	Boeing 767	300ER	1	1
NBB Rio de Janeiro Lease CO and Brasilia Lease LLC (BBAM)	Airbus A320	200	1	1
NBB São Paulo Lease CO. Limited (BBAM)	Airbus A321	200	1	1
Osprey Leasing Limited	Airbus A319	100	8	8
Patagon Leasing Limited	Airbus A319	100	3	-
Petrel Leasing LLC	Boeing 767	300ER	1	1
Pilpilen Leasing Limited	Airbus A320	200	-	4
Pochard Leasing LLC	Boeing 767	300ER	2	2
Quetro Leasing LLC	Boeing 767	300ER	3	3
SG Infraestructure Italia S.R.L.	Boeing 777	300ER	1	1
SL Alcyone LTD (Showa)	Airbus A320	200	1	1
Torcaza Leasing Limited	Airbus A320	200	8	-
Tricahue Leasing LLC	Boeing 767	300ER	3	3
Wacapou Leasing S.A	Airbus A320	200	1	1
Wells Fargo Bank North National Association	Airbus A319	100	1	-

Total			60	50

Financial leasing contracts where the Company acts as the lessee of aircrafts establish duration between 12 and 18 year terms and semi-annual, quarterly and monthly payments of obligations.

Additionally, the lessee will have the obligation to contract and maintain active the insurance coverage for the aircrafts, perform maintenance on the aircrafts and update the airworthiness certificates at their own cost.

The assets acquired under the financial leasing modality are classified under Other property, plant and equipment. As of December 31, 2017, the Company registered sixty aircraft under this modality (fifty aircraft as of December 31, 2016).

The book value of assets under financial leases as of December 31, 2017 amounts to ThUS$ 2,107,526 (ThUS$ 1,753,366 at December 31, 2016).

The minimum payments under financial leases are as follows:

	As of December 31, 2017			As of December 31, 2016			As of December 31, 2015
	Gross		Present	Gross		Present	Gross		Present
	Value	Interest	Value	Value	Interest	Value	Value	Interest	Value
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

No later than one year	303,863	(32,447)	271,416	285,168	(32,365)	252,803	360,862	(47,492)	313,370
Between one and five years	835,696	(30,050)	805,646	704,822	(43,146)	661,676	1,003,237	(75,363)	927,874
Over five years	36,788	(816)	35,972	43,713	(120)	43,593	95,050	(1,406)	93,644
Total	1,176,347	(63,313)	1,113,034	1,033,703	(75,631)	958,072	1,459,149	(124,261)	1,334,888